Loans and Leases - Recorded Investment in Each Class of Total Loans and Leases by Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 25,789	$ 23,294
Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	24,915	22,533
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	874	98
Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	663
Investment grade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	20,473	18,627
Investment grade | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	19,599	17,866
Investment grade | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	874	98
Investment grade | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	663
Speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5,308	4,638
Speculative | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5,308	4,638
Speculative | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	0
Speculative | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	0
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8
Substandard | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8
Substandard | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Substandard | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases		29
Special Mention | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases		29
Special Mention | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases		0
Special Mention | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases		0
Individually evaluated for impairment(1)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8	0
Individually evaluated for impairment(1) | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8	0
Individually evaluated for impairment(1) | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	0
Individually evaluated for impairment(1) | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0	0
Collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	25,781	23,294
Collectively evaluated for impairment | Commercial and Financial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	24,907	22,533
Collectively evaluated for impairment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	874	98
Collectively evaluated for impairment | Lease Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 0	$ 663